Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Summary of Useful Lives of Property, Plant and Equipment	The customary useful lives of property, plant and equipment are as follows:

Buildings	15 to 40 years
Fixtures	10 to 20 years
Machinery and equipment	5 to 15 years
Other	3 to 15 years